CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
REVENUE
Net sales	$ 166,048	$ 872,495
COST OF SALES
Cost of sales	242,971	508,163
Inventory write-down	1,596,000	136,447
Total cost of sales	1,838,971	644,610
GROSS MARGIN	(1,672,923)	227,885
EXPENSES
Accretion expense	117,381	0
Depreciation and amortisation	526,405	600,322
Bad debts	32,347	0
Consulting fees	44,720	127,480
Directors fees	245,416	252,500
Insurance	307,994	354,186
Investor relations and promotion	84,861	94,411
Listing and filing fees	259,487	222,945
Office expenses	97,738	106,698
Professional fees	1,095,872	2,288,633
Rent	375,218	311,556
Research and development	1,653,393	465,653
Salaries and benefits	2,811,087	3,023,656
Share-based compensation	1,256,134	1,529,934
Supplies and materials	19,125	35,400
Travel	112,073	165,741
Other expenses	266,457	254,183
Total expenses, by nature	9,305,708	9,833,298
Loss before other income (expenses)	(10,978,631)	(9,605,413)
Interest income	40,308	101,613
Interest expense	(139,657)	(91,323)
Gain (loss) on disposal of property and equipment	392,124	(14,544)
Other income (expense)	52,893	(429,991)
Government grants	865,005	0
Total other income (expense)	1,210,673	(434,245)
Net loss and comprehensive loss for the year	$ (9,767,958)	$ (10,039,658)
Basic and diluted net loss per share
Basic net loss per share	$ (0.09)	$ (0.1)
Diluted net loss per share	$ (0.09)	$ (0.1)